Loans and ACL (Summary of Loans Collectively Evaluated for Impairment) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable [Line Items]
Recorded Investment	$ 141,395	$ 134,398
Related ALLL	1,297	1,300
Commercial | Commercial and industrial
Financing Receivable [Line Items]
Recorded Investment	51,253	48,110
Related ALLL	463	439
Commercial | CRE-income producing properties
Financing Receivable [Line Items]
Recorded Investment	14,455	13,339
Related ALLL	112	127
Commercial | CRE-construction and development
Financing Receivable [Line Items]
Recorded Investment	3,787	3,697
Related ALLL	21	32
Commercial | Dealer floor plan
Financing Receivable [Line Items]
Recorded Investment	1,413	1,215
Related ALLL	11	8
Commercial | Other lending subsidiaries
Financing Receivable [Line Items]
Recorded Investment	7,678	6,789
Related ALLL	28	21
Retail | Direct retail lending
Financing Receivable [Line Items]
Recorded Investment	12,011	11,055
Related ALLL	93	93
Retail | Revolving credit
Financing Receivable [Line Items]
Recorded Investment	2,626	2,477
Related ALLL	95	91
Retail | Residential mortgage-nonguaranteed
Financing Receivable [Line Items]
Recorded Investment	28,488	29,199
Related ALLL	136	153
Retail | Residential mortgage-government guaranteed
Financing Receivable [Line Items]
Recorded Investment	466	553
Related ALLL	8	1
Retail | Sales finance
Financing Receivable [Line Items]
Recorded Investment	11,251	10,308
Related ALLL	37	39
Retail | Other lending subsidiaries
Financing Receivable [Line Items]
Recorded Investment	7,057	6,534
Related ALLL	249	235
PCI
Financing Receivable [Line Items]
Recorded Investment	910	1,122
Related ALLL	$ 44	$ 61